UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Specialized High Income Central Fund

November 30, 2018

SHI-QTLY-0119
1.824030.113

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 91.6%
	Principal Amount	Value
Convertible Bonds - 0.4%
Broadcasting - 0.4%
DISH Network Corp.:
2.375% 3/15/24	$1,930,000	$1,604,212
3.375% 8/15/26	1,030,000	904,237
		2,508,449
Nonconvertible Bonds - 91.2%
Aerospace - 0.9%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	3,585,000	3,468,488
BWX Technologies, Inc. 5.375% 7/15/26 (a)	3,195,000	3,099,150
		6,567,638
Air Transportation - 0.5%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	3,755,000	3,759,694
Banks & Thrifts - 3.4%
Ally Financial, Inc.:
4.25% 4/15/21	1,520,000	1,506,700
5.125% 9/30/24	1,755,000	1,777,464
5.75% 11/20/25	9,270,000	9,466,988
8% 11/1/31	3,415,000	3,987,696
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	3,630,000	3,517,977
6% 12/19/23	4,000,000	4,023,031
		24,279,856
Broadcasting - 2.2%
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	5,300,000	5,111,797
5% 8/1/27 (a)	2,995,000	2,815,300
5.375% 7/15/26 (a)	3,500,000	3,408,125
6% 7/15/24 (a)	4,520,000	4,627,350
		15,962,572
Cable/Satellite TV - 8.0%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	3,775,000	3,594,555
5% 2/1/28 (a)	8,615,000	8,022,719
5.125% 2/15/23	550,000	545,875
5.125% 5/1/23 (a)	2,000,000	1,987,500
5.125% 5/1/27 (a)	4,160,000	3,941,600
5.5% 5/1/26 (a)	3,545,000	3,451,944
5.75% 2/15/26 (a)	1,570,000	1,570,016
5.875% 4/1/24 (a)	2,130,000	2,148,638
5.875% 5/1/27 (a)	2,500,000	2,459,375
CSC Holdings LLC:
5.375% 7/15/23 (a)	9,515,000	9,443,638
5.375% 2/1/28 (a)	975,000	916,500
5.5% 5/15/26 (a)	1,805,000	1,748,030
5.5% 4/15/27 (a)	2,025,000	1,944,000
DISH DBS Corp.:
5.875% 11/15/24	2,290,000	1,946,500
7.75% 7/1/26	1,375,000	1,219,453
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	2,545,000	2,396,245
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	11,290,000	10,513,813
		57,850,401
Capital Goods - 0.9%
AECOM:
5.125% 3/15/27	4,330,000	3,938,135
5.875% 10/15/24	2,539,000	2,548,521
		6,486,656
Chemicals - 2.7%
CF Industries Holdings, Inc. 5.15% 3/15/34	110,000	94,600
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	4,210,000	3,915,300
5.25% 6/1/27 (a)	570,000	522,263
OCI NV 6.625% 4/15/23 (a)	3,420,000	3,471,300
Olin Corp.:
5% 2/1/30	570,000	507,300
5.125% 9/15/27	3,500,000	3,286,675
The Chemours Co. LLC:
5.375% 5/15/27	2,000,000	1,805,000
7% 5/15/25	1,700,000	1,714,875
Valvoline, Inc. 4.375% 8/15/25	1,510,000	1,391,088
W. R. Grace & Co.-Conn. 5.625% 10/1/24 (a)	2,500,000	2,530,500
		19,238,901
Consumer Products - 0.2%
Coty, Inc. 6.5% 4/15/26 (a)	1,545,000	1,359,600
Containers - 2.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.625% 5/15/23 (a)	7,000,000	6,807,500
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26 (a)	1,250,000	1,204,750
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	3,680,000	3,422,400
OI European Group BV 4% 3/15/23 (a)	1,860,000	1,739,100
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	900,000	861,750
Silgan Holdings, Inc. 4.75% 3/15/25	1,060,000	996,400
		15,031,900
Diversified Financial Services - 10.0%
FLY Leasing Ltd.:
5.25% 10/15/24	3,559,000	3,309,870
6.375% 10/15/21	1,665,000	1,681,650
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	21,415,000	21,488,430
6% 8/1/20	2,555,000	2,574,163
6.25% 2/1/22	3,100,000	3,150,375
6.375% 12/15/25	1,390,000	1,372,625
6.75% 2/1/24	740,000	744,625
MSCI, Inc.:
4.75% 8/1/26 (a)	3,230,000	3,076,575
5.25% 11/15/24 (a)	3,460,000	3,468,650
5.375% 5/15/27 (a)	4,455,000	4,414,326
Navient Corp.:
5.875% 10/25/24	260,000	233,350
6.5% 6/15/22	1,020,000	1,018,001
6.625% 7/26/21	3,500,000	3,535,000
7.25% 9/25/23	4,470,000	4,492,350
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	615,000	598,088
5.25% 8/15/22 (a)	1,785,000	1,785,000
5.5% 2/15/24 (a)	4,120,000	4,145,256
Quicken Loans, Inc. 5.25% 1/15/28 (a)	3,390,000	3,017,100
SLM Corp.:
5.5% 1/25/23	2,865,000	2,700,263
6.125% 3/25/24	470,000	439,450
7.25% 1/25/22	1,350,000	1,377,000
Springleaf Financial Corp.:
6.875% 3/15/25	950,000	894,188
7.125% 3/15/26	2,805,000	2,620,992
		72,137,327
Diversified Media - 0.6%
E.W. Scripps Co. 5.125% 5/15/25 (a)	1,145,000	1,073,438
Nielsen Co. SARL (Luxembourg):
5% 2/1/25 (a)	1,205,000	1,174,875
5.5% 10/1/21 (a)	305,000	306,049
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	1,535,000	1,501,077
		4,055,439
Energy - 13.9%
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	3,500,000	3,390,625
5.875% 3/31/25	1,970,000	2,029,100
7% 6/30/24	3,465,000	3,733,538
Cheniere Energy Partners LP:
5.25% 10/1/25	7,095,000	6,908,756
5.625% 10/1/26 (a)	2,620,000	2,547,950
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 6.0841% 6/15/22 (a)(b)(c)	4,435,000	4,434,975
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25	3,995,000	3,835,200
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	3,216,000	3,183,840
DCP Midstream Operating LP 5.375% 7/15/25	3,760,000	3,764,700
Duke Energy Field Services 8.125% 8/16/30	685,000	779,188
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	295,000	303,113
5.75% 1/30/28 (a)	295,000	302,375
Ensco PLC:
4.5% 10/1/24	3,080,000	2,279,200
7.75% 2/1/26	755,000	622,875
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	4,820,000	4,675,400
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	7,853,000	7,126,598
5.75% 10/1/25 (a)	2,990,000	2,765,750
Jonah Energy LLC 7.25% 10/15/25 (a)	1,080,000	799,200
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	1,635,000	1,581,863
Nabors Industries, Inc.:
5.5% 1/15/23	1,289,000	1,134,313
5.75% 2/1/25	1,815,000	1,480,300
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	3,210,000	3,025,425
4.5% 9/15/27 (a)	365,000	334,888
Noble Holding International Ltd. 7.75% 1/15/24	1,683,000	1,472,625
Parsley Energy LLC/Parsley 5.25% 8/15/25 (a)	4,000,000	3,780,000
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23	2,700,000	2,700,000
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 11/15/23	2,000,000	1,860,000
Sanchez Energy Corp. 7.25% 2/15/23 (a)	3,725,000	3,212,813
Southwestern Energy Co.:
4.1% 3/15/22	2,280,000	2,194,500
7.75% 10/1/27	1,245,000	1,258,944
Summit Midstream Holdings LLC:
5.5% 8/15/22	710,000	688,700
5.75% 4/15/25	2,545,000	2,405,025
Sunoco LP/Sunoco Finance Corp. 5.5% 2/15/26 (a)	1,900,000	1,809,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.125% 11/15/19	1,110,000	1,103,063
4.25% 11/15/23	5,440,000	5,161,200
5% 1/15/28	2,030,000	1,876,146
5.125% 2/1/25	3,420,000	3,300,300
5.25% 5/1/23	275,000	274,313
5.375% 2/1/27	460,000	441,600
5.875% 4/15/26 (a)	3,160,000	3,144,200
6.75% 3/15/24	1,640,000	1,703,550
Teine Energy Ltd. 6.875% 9/30/22 (a)	510,000	502,350
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	355,000	337,250
5% 1/31/28 (a)	360,000	322,308
		100,587,809
Food/Beverage/Tobacco - 2.3%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	3,270,000	3,171,900
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	900,000	870,750
5.875% 7/15/24 (a)	4,445,000	4,367,213
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	2,000,000	1,930,000
4.875% 11/1/26 (a)	1,325,000	1,290,550
Vector Group Ltd. 6.125% 2/1/25 (a)	5,995,000	5,365,525
		16,995,938
Gaming - 5.9%
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	1,745,000	1,733,658
MCE Finance Ltd. 4.875% 6/6/25 (a)	7,690,000	6,830,575
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	14,000,000	12,906,880
4.5% 1/15/28	2,285,000	2,016,513
MGM Mirage, Inc.:
5.75% 6/15/25	4,480,000	4,337,984
6% 3/15/23	2,175,000	2,210,344
Scientific Games Corp. 5% 10/15/25 (a)	6,230,000	5,832,215
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	2,825,000	2,580,496
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	2,215,000	2,010,113
5.5% 10/1/27 (a)	2,405,000	2,128,425
		42,587,203
Healthcare - 9.2%
Charles River Laboratories International, Inc. 5.5% 4/1/26 (a)	985,000	985,000
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	2,585,000	2,500,988
HCA Holdings, Inc.:
4.5% 2/15/27	4,950,000	4,748,906
5% 3/15/24	2,335,000	2,340,838
5.25% 6/15/26	7,245,000	7,290,281
Hologic, Inc.:
4.375% 10/15/25 (a)	1,255,000	1,192,250
4.625% 2/1/28 (a)	235,000	219,871
IMS Health, Inc. 5% 10/15/26 (a)	2,200,000	2,117,500
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	875,000	831,250
5.25% 8/1/26	5,755,000	5,625,513
6.375% 3/1/24	960,000	993,600
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	1,155,000	1,153,556
5.5% 2/1/21	5,385,000	5,452,313
Service Corp. International 4.625% 12/15/27	1,390,000	1,296,175
Teleflex, Inc.:
4.625% 11/15/27	805,000	753,279
4.875% 6/1/26	7,400,000	7,166,604
Tenet Healthcare Corp.:
4.375% 10/1/21	1,485,000	1,459,013
4.625% 7/15/24	7,310,000	7,013,287
5.125% 5/1/25	2,400,000	2,275,500
Valeant Pharmaceuticals International, Inc. 7% 3/15/24 (a)	5,725,000	5,989,781
Wellcare Health Plans, Inc.:
5.25% 4/1/25	4,780,000	4,738,175
5.375% 8/15/26 (a)	460,000	456,633
		66,600,313
Homebuilders/Real Estate - 0.5%
Howard Hughes Corp. 5.375% 3/15/25 (a)	3,325,000	3,150,438
Starwood Property Trust, Inc. 4.75% 3/15/25	660,000	615,450
		3,765,888
Hotels - 1.1%
Hilton Escrow Issuer LLC 4.25% 9/1/24	4,785,000	4,563,215
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	1,000,000	965,000
4.875% 4/1/27	590,000	562,713
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	1,715,000	1,650,688
		7,741,616
Leisure - 0.5%
Mattel, Inc. 6.75% 12/31/25 (a)	3,685,000	3,473,113
Metals/Mining - 1.6%
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	210,000	201,600
5.125% 3/15/23 (a)	715,000	677,463
5.125% 5/15/24 (a)	780,000	726,375
Freeport-McMoRan, Inc.:
3.55% 3/1/22	6,500,000	6,183,125
3.875% 3/15/23	1,395,000	1,299,094
4.55% 11/14/24	620,000	575,825
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	1,900,000	1,776,500
		11,439,982
Restaurants - 0.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (a)	2,665,000	2,521,756
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	3,000,000	2,958,750
		5,480,506
Services - 1.9%
Aramark Services, Inc.:
4.75% 6/1/26	2,415,000	2,300,288
5% 2/1/28 (a)	1,170,000	1,111,500
5.125% 1/15/24	4,015,000	4,035,075
CDK Global, Inc. 4.875% 6/1/27	715,000	666,738
Corrections Corp. of America:
4.625% 5/1/23	4,595,000	4,256,119
5% 10/15/22	130,000	123,906
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	1,555,000	1,228,450
		13,722,076
Steel - 0.3%
Commercial Metals Co. 5.375% 7/15/27	2,440,000	2,226,500
Super Retail - 0.2%
Sally Holdings LLC:
5.5% 11/1/23	1,100,000	1,072,500
5.625% 12/1/25	240,000	230,400
		1,302,900
Technology - 7.0%
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	4,245,000	4,245,000
Entegris, Inc. 4.625% 2/10/26 (a)	3,000,000	2,776,170
Fair Isaac Corp. 5.25% 5/15/26 (a)	2,845,000	2,805,881
First Data Corp.:
5% 1/15/24 (a)	4,000,000	3,944,800
5.375% 8/15/23 (a)	2,745,000	2,762,156
Gartner, Inc. 5.125% 4/1/25 (a)	535,000	527,644
Micron Technology, Inc. 5.5% 2/1/25	1,815,000	1,821,806
Nuance Communications, Inc.:
5.375% 8/15/20 (a)	1,794,000	1,797,364
5.625% 12/15/26	4,960,000	4,763,088
Open Text Corp. 5.875% 6/1/26 (a)	4,260,000	4,291,950
Qorvo, Inc. 5.5% 7/15/26 (a)	1,475,000	1,430,750
Sensata Technologies BV:
4.875% 10/15/23 (a)	2,840,000	2,783,200
5% 10/1/25 (a)	2,020,000	1,944,250
SoftBank Corp. 5.375% 7/30/22 (Reg. S)	1,950,000	1,954,875
Symantec Corp.:
4.2% 9/15/20	515,000	516,597
5% 4/15/25 (a)	8,630,000	8,354,617
TTM Technologies, Inc. 5.625% 10/1/25 (a)	4,200,000	4,011,000
		50,731,148
Telecommunications - 8.2%
Altice Financing SA:
6.625% 2/15/23 (a)	3,480,000	3,436,500
7.5% 5/15/26 (a)	2,940,000	2,763,600
C&W Senior Financing Designated Activity Co. 7.5% 10/15/26 (a)	4,850,000	4,689,368
Equinix, Inc. 5.875% 1/15/26	6,860,000	6,962,900
Level 3 Financing, Inc.:
5.25% 3/15/26	3,689,000	3,561,730
5.375% 5/1/25	2,200,000	2,142,250
5.625% 2/1/23	5,000,000	4,997,500
Millicom International Cellular SA 6.625% 10/15/26 (a)	2,495,000	2,519,950
Neptune Finco Corp. 6.625% 10/15/25 (a)	10,500,000	10,918,740
Qwest Corp. 6.75% 12/1/21	885,000	922,213
Sprint Corp. 7.875% 9/15/23	1,000,000	1,050,000
T-Mobile U.S.A., Inc.:
4.5% 2/1/26	1,350,000	1,266,908
5.125% 4/15/25	1,525,000	1,513,563
6% 3/1/23	5,535,000	5,656,825
6% 4/15/24	1,450,000	1,480,813
6.5% 1/15/24	1,700,000	1,751,000
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	3,200,000	2,928,000
U.S. West Communications 7.25% 9/15/25	945,000	1,001,345
		59,563,205
Transportation Ex Air/Rail - 0.7%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (a)	3,640,000	3,626,350
5.5% 1/15/23 (a)	1,265,000	1,268,163
		4,894,513
Utilities - 5.6%
Clearway Energy Operating LLC 5.75% 10/15/25 (a)	1,195,000	1,150,188
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	3,057,000	3,248,063
DPL, Inc. 6.75% 10/1/19	2,475,000	2,505,938
InterGen NV 7% 6/30/23 (a)	3,460,000	3,139,950
NRG Energy, Inc.:
5.75% 1/15/28	775,000	755,625
6.625% 1/15/27	665,000	677,416
NRG Yield Operating LLC 5% 9/15/26	1,435,000	1,302,263
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	6,872,781	7,353,875
The AES Corp.:
4.5% 3/15/23	965,000	956,556
4.875% 5/15/23	9,680,000	9,619,500
5.125% 9/1/27	1,550,000	1,526,750
6% 5/15/26	2,155,000	2,219,650
Vistra Operations Co. LLC 5.5% 9/1/26 (a)	6,320,000	6,217,300
		40,673,074

TOTAL NONCONVERTIBLE BONDS		658,515,768

TOTAL CORPORATE BONDS
(Cost $681,209,194)		661,024,217

Bank Loan Obligations - 0.9%
Energy - 0.6%
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8184% 5/7/25 (b)(c)	4,438,875	4,372,292
Gaming - 0.1%
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 5.2157% 8/14/24 (b)(c)	620,606	603,428
Telecommunications - 0.2%
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5555% 2/22/24 (b)(c)	1,575,000	1,554,336
TOTAL BANK LOAN OBLIGATIONS
(Cost $6,618,651)		6,530,056

Preferred Securities - 5.1%
Banks & Thrifts - 4.8%
Bank of America Corp.:
5.875% (d)	3,220,000	3,115,339
6.25% (b)(d)	14,760,000	15,313,806
Barclays PLC 7.875% (Reg. S) (b)(d)	3,400,000	3,439,639
Credit Agricole SA:
6.625% (a)(b)(d)	5,485,000	5,512,592
7.875% (a)(b)(d)	1,480,000	1,514,960
Royal Bank of Scotland Group PLC 7.5% (b)(d)	2,445,000	2,451,784
Wells Fargo & Co. 5.9% (b)(d)	2,995,000	3,070,004

TOTAL BANKS & THRIFTS		34,418,124

Energy - 0.3%
Andeavor Logistics LP 6.875% (b)(d)	2,635,000	2,562,054
TOTAL PREFERRED SECURITIES
(Cost $37,103,820)		36,980,178
	Shares	Value

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 2.27% (e)
(Cost $7,533,071)	7,531,565	7,533,071
TOTAL INVESTMENT IN SECURITIES - 98.6%
(Cost $732,464,736)		712,067,522
NET OTHER ASSETS (LIABILITIES) - 1.4%		9,778,699
NET ASSETS - 100%		$721,846,221

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $329,691,930 or 45.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$147,915
Total	$147,915

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$661,024,217	$--	$661,024,217	$--
Bank Loan Obligations	6,530,056	--	6,530,056	--
Preferred Securities	36,980,178	--	36,980,178	--
Money Market Funds	7,533,071	7,533,071	--	--
Total Investments in Securities:	$712,067,522	$7,533,071	$704,534,451	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® High Income Central Fund 2

November 30, 2018

HICII-QTLY-0119
1.861968.110

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 78.9%
	Principal Amount	Value
Convertible Bonds - 0.8%
Broadcasting - 0.5%
DISH Network Corp.:
2.375% 3/15/24	$210,000	$174,552
3.375% 8/15/26	4,590,000	4,029,561
		4,204,113
Energy - 0.1%
Ensco Jersey Finance Ltd. 3% 1/31/24	1,500,000	1,182,680
Utilities - 0.2%
SolarCity Corp. 1.625% 11/1/19	1,721,000	1,614,327

TOTAL CONVERTIBLE BONDS		7,001,120

Nonconvertible Bonds - 78.1%
Aerospace - 0.4%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	320,000	309,600
Bombardier, Inc. 7.5% 12/1/24 (a)	1,425,000	1,355,531
DAE Funding LLC:
4.5% 8/1/22 (a)	455,000	435,663
5% 8/1/24 (a)	165,000	155,513
Huntington Ingalls Industries, Inc. 5% 11/15/25 (a)	625,000	639,375
TransDigm UK Holdings PLC 6.875% 5/15/26 (a)	895,000	883,813
		3,779,495
Automotive & Auto Parts - 0.1%
Allison Transmission, Inc. 5% 10/1/24 (a)	1,160,000	1,115,050
Banks & Thrifts - 2.3%
Ally Financial, Inc.:
4.25% 4/15/21	1,170,000	1,159,763
5.75% 11/20/25	5,850,000	5,974,313
8% 11/1/31	10,645,000	12,430,124
Royal Bank of Scotland Group PLC 5.125% 5/28/24	555,000	537,873
		20,102,073
Broadcasting - 1.2%
CBS Radio, Inc. 7.25% 11/1/24 (a)	1,015,000	971,863
Gray Escrow, Inc. 7% 5/15/27 (a)	2,460,000	2,496,900
iHeartCommunications, Inc.:
9% 9/15/22 (b)	780,000	549,900
11.25% 3/1/21 (a)(b)	915,000	629,063
Sinclair Television Group, Inc. 5.125% 2/15/27 (a)	320,000	284,800
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	825,000	795,704
5% 8/1/27 (a)	1,900,000	1,786,000
5.375% 7/15/26 (a)	2,525,000	2,458,719
		9,972,949
Building Materials - 0.6%
Builders FirstSource, Inc. 5.625% 9/1/24 (a)	1,175,000	1,079,531
Building Materials Corp. of America:
5.5% 2/15/23 (a)	690,000	677,063
6% 10/15/25 (a)	1,165,000	1,135,875
HD Supply, Inc. 5.375% 10/15/26 (a)	1,405,000	1,356,247
U.S. Concrete, Inc. 6.375% 6/1/24	425,000	402,688
		4,651,404
Cable/Satellite TV - 7.6%
Altice SA:
7.625% 2/15/25 (a)	9,990,000	8,091,900
7.75% 5/15/22 (a)	12,375,000	11,787,188
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	1,070,000	1,018,854
5% 2/1/28 (a)	7,085,000	6,597,906
5.125% 2/15/23	670,000	664,975
5.125% 5/1/23 (a)	2,200,000	2,186,250
5.125% 5/1/27 (a)	4,210,000	3,988,975
5.5% 5/1/26 (a)	1,095,000	1,066,256
5.75% 9/1/23	1,160,000	1,165,800
5.875% 4/1/24 (a)	2,995,000	3,021,206
5.875% 5/1/27 (a)	1,285,000	1,264,119
CSC Holdings LLC:
5.125% 12/15/21 (a)	1,379,000	1,373,829
5.125% 12/15/21 (a)	760,000	757,150
5.375% 7/15/23 (a)	1,620,000	1,607,850
5.375% 2/1/28 (a)	4,590,000	4,314,600
5.5% 5/15/26 (a)	3,470,000	3,360,478
5.5% 4/15/27 (a)	2,075,000	1,992,000
DISH DBS Corp.:
5% 3/15/23	865,000	756,875
5.875% 7/15/22	550,000	524,563
6.75% 6/1/21	1,122,000	1,140,233
7.75% 7/1/26	385,000	341,447
Unitymedia KabelBW GmbH 6.125% 1/15/25 (a)	1,680,000	1,713,079
Virgin Media Finance PLC 4.875% 2/15/22	845,000	804,863
Virgin Media Secured Finance PLC:
5.25% 1/15/26 (a)	805,000	753,681
5.5% 8/15/26 (a)	2,475,000	2,330,336
VTR Finance BV 6.875% 1/15/24 (a)	845,000	856,619
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	2,410,000	2,244,313
		65,725,345
Capital Goods - 0.0%
Apergy Corp. 6.375% 5/1/26 (a)	315,000	311,850
Chemicals - 2.5%
Blue Cube Spinco, Inc.:
9.75% 10/15/23	1,175,000	1,314,755
10% 10/15/25	1,455,000	1,662,338
CF Industries Holdings, Inc.:
3.45% 6/1/23	1,040,000	971,100
5.15% 3/15/34	2,435,000	2,094,100
5.375% 3/15/44	2,190,000	1,829,417
LSB Industries, Inc. 9.625% 5/1/23 (a)	510,000	521,475
NOVA Chemicals Corp. 4.875% 6/1/24 (a)	960,000	892,800
OCI NV 6.625% 4/15/23 (a)	390,000	395,850
Platform Specialty Products Corp.:
5.875% 12/1/25 (a)	1,570,000	1,530,750
6.5% 2/1/22 (a)	1,725,000	1,757,344
The Chemours Co. LLC 7% 5/15/25	1,275,000	1,286,156
TPC Group, Inc. 8.75% 12/15/20 (a)	5,360,000	5,172,400
Valvoline, Inc. 5.5% 7/15/24	335,000	332,488
Versum Materials, Inc. 5.5% 9/30/24 (a)	245,000	241,938
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (a)	345,000	347,484
5.625% 10/1/24 (a)	1,095,000	1,108,359
		21,458,754
Consumer Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	45,000	41,316
Tempur Sealy International, Inc. 5.5% 6/15/26	1,155,000	1,088,588
		1,129,904
Containers - 2.4%
Ard Securities Finance SARL 8.75% 1/31/23 pay-in-kind (a)(c)	543,761	460,837
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (a)	4,395,000	4,274,138
6% 2/15/25 (a)	3,938,000	3,667,263
Crown Americas LLC/Crown Americas Capital Corp. IV:
4.5% 1/15/23	365,000	358,613
4.75% 2/1/26 (a)	2,661,000	2,564,672
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	4,795,000	4,459,350
OI European Group BV 4% 3/15/23 (a)	215,000	201,025
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (a)	925,000	920,375
5.375% 1/15/25 (a)	2,405,000	2,302,788
Plastipak Holdings, Inc. 6.25% 10/15/25 (a)	265,000	238,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (a)	1,275,000	1,244,719
		20,692,280
Diversified Financial Services - 6.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 10/30/20	1,965,000	1,982,051
Aircastle Ltd. 5% 4/1/23	755,000	759,259
CIT Group, Inc.:
5% 8/15/22	472,000	473,784
5.375% 5/15/20	67,769	69,802
FLY Leasing Ltd.:
5.25% 10/15/24	3,400,000	3,162,000
6.375% 10/15/21	2,460,000	2,484,600
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (a)	655,000	656,638
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	4,290,000	4,304,715
6% 8/1/20	650,000	654,875
6.25% 2/1/22	445,000	452,231
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.78% 12/21/65 (a)(c)(d)	1,170,000	986,626
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 5.03% 12/21/65 (a)(c)(d)	850,000	697,000
International Lease Finance Corp. 5.875% 8/15/22	570,000	597,513
MSCI, Inc.:
5.375% 5/15/27 (a)	1,070,000	1,060,231
5.75% 8/15/25 (a)	520,000	526,500
Navient Corp.:
5% 10/26/20	345,000	341,550
6.625% 7/26/21	675,000	681,750
6.75% 6/25/25	2,140,000	1,984,850
6.75% 6/15/26	535,000	484,175
7.25% 9/25/23	530,000	532,650
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	4,630,000	4,502,675
5.5% 2/15/24 (a)	6,310,000	6,348,680
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.875% 2/15/23 (a)	1,385,000	1,294,975
SLM Corp.:
4.875% 6/17/19	5,925,000	5,939,813
6.125% 3/25/24	4,795,000	4,483,325
7.25% 1/25/22	605,000	617,100
8% 3/25/20	2,370,000	2,447,025
Springleaf Financial Corp.:
6.125% 5/15/22	1,065,000	1,065,000
6.875% 3/15/25	535,000	503,569
7.125% 3/15/26	5,040,000	4,709,376
8.25% 12/15/20	1,195,000	1,261,681
		56,066,019
Diversified Media - 0.9%
Clear Channel Worldwide Holdings, Inc. Series A, 6.5% 11/15/22	2,220,000	2,240,824
E.W. Scripps Co. 5.125% 5/15/25 (a)	395,000	370,313
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (a)	870,000	848,250
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	4,185,000	4,092,512
		7,551,899
Energy - 12.1%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.5% 5/20/25	575,000	532,594
Antero Resources Corp. 5.625% 6/1/23 (Reg. S)	815,000	808,888
Antero Resources Finance Corp. 5.375% 11/1/21	990,000	986,288
Baytex Energy Corp.:
5.125% 6/1/21 (a)	275,000	261,250
5.625% 6/1/24 (a)	830,000	713,800
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.625% 7/15/26 (a)	1,070,000	1,053,950
California Resources Corp. 8% 12/15/22 (a)	6,275,000	4,769,000
Callon Petroleum Co. 6.125% 10/1/24	335,000	323,275
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27	4,100,000	3,971,875
Chesapeake Energy Corp.:
4.875% 4/15/22	380,000	353,400
5.375% 6/15/21	676,000	645,580
5.75% 3/15/23	745,000	692,850
8% 1/15/25	985,000	948,063
8% 6/15/27	1,150,000	1,092,500
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	3,070,000	3,043,138
CNX Midstream Partners LP 6.5% 3/15/26 (a)	1,030,000	995,444
Compressco Partners LP/Compressco Finance, Inc. 7.5% 4/1/25 (a)	535,000	522,963
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.0841% 6/15/22 (a)(c)(d)	820,000	819,995
6.5% 5/15/26 (a)	2,060,000	2,008,500
6.875% 6/15/25 (a)	980,000	969,955
Covey Park Energy LLC 7.5% 5/15/25 (a)	600,000	564,000
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	1,665,000	1,648,350
DCP Midstream LLC 5.85% 5/21/43 (a)(c)	540,000	453,600
Denbury Resources, Inc.:
4.625% 7/15/23	3,555,000	2,506,275
5.5% 5/1/22	2,535,000	1,940,036
7.5% 2/15/24 (a)	1,725,000	1,524,469
Drax Finco PLC 6.625% 11/1/25 (a)	820,000	805,650
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	385,000	395,588
5.75% 1/30/28 (a)	3,770,000	3,864,250
Ensco PLC:
4.5% 10/1/24	780,000	577,200
5.2% 3/15/25	420,000	314,210
5.75% 10/1/44	1,156,000	710,940
7.75% 2/1/26	535,000	441,375
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	3,135,000	2,727,450
Exterran Energy Solutions LP 8.125% 5/1/25	885,000	879,469
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	435,000	426,300
FTS International, Inc. 6.25% 5/1/22	130,000	122,200
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	2,000,000	1,940,000
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	2,275,000	2,064,563
5.75% 10/1/25 (a)	405,000	374,625
6.25% 11/1/28 (a)	935,000	876,563
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (a)	575,000	567,813
Jonah Energy LLC 7.25% 10/15/25 (a)	3,815,000	2,823,100
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (a)	945,000	942,638
MEG Energy Corp. 7% 3/31/24 (a)	1,545,000	1,446,506
Nabors Industries, Inc. 5.75% 2/1/25	3,740,000	3,050,314
Neptune Energy Bondco PLC 6.625% 5/15/25 (a)	1,065,000	1,001,100
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	1,255,000	1,116,950
Nine Energy Service, Inc. 8.75% 11/1/23 (a)	455,000	448,744
Noble Holding International Ltd.:
5.25% 3/15/42	620,000	396,800
6.05% 3/1/41	755,000	509,625
7.75% 1/15/24	1,373,000	1,201,375
7.875% 2/1/26 (a)	860,000	801,950
7.95% 4/1/25 (c)	1,040,000	889,200
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	575,000	543,375
5.625% 10/15/27 (a)	445,000	422,750
6.25% 6/1/24 (a)	165,000	164,175
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	955,000	955,000
7.25% 6/15/25	265,000	262,350
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	370,000	369,075
Precision Drilling Corp. 7.125% 1/15/26 (a)	730,000	677,075
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.625% 7/15/22	2,400,000	2,292,000
5.625% 11/15/23	900,000	837,000
Sanchez Energy Corp.:
6.125% 1/15/23	2,775,000	693,750
7.25% 2/15/23 (a)	7,945,000	6,852,563
SemGroup Corp.:
6.375% 3/15/25	1,580,000	1,485,200
7.25% 3/15/26	1,490,000	1,430,400
SM Energy Co.:
5% 1/15/24	1,345,000	1,249,169
5.625% 6/1/25	1,690,000	1,554,800
6.125% 11/15/22	1,480,000	1,457,800
Southwestern Energy Co.:
7.5% 4/1/26	1,870,000	1,884,025
7.75% 10/1/27	1,005,000	1,016,256
Summit Midstream Holdings LLC 5.75% 4/15/25	1,230,000	1,162,350
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	2,335,000	2,215,331
5.25% 5/1/23	330,000	329,175
5.875% 4/15/26 (a)	1,070,000	1,064,650
6.75% 3/15/24	235,000	244,106
Teine Energy Ltd. 6.875% 9/30/22 (a)	600,000	591,000
TerraForm Power Operating LLC 4.25% 1/31/23 (a)	1,000,000	950,000
Transocean, Inc. 9% 7/15/23 (a)	770,000	789,250
U.S.A. Compression Partners LP 6.875% 4/1/26 (a)	320,000	312,400
W&T Offshore, Inc. 9.75% 11/1/23 (a)	705,000	632,738
Weatherford International Ltd.:
6.5% 8/1/36	540,000	302,400
7% 3/15/38	351,000	200,948
Weatherford International, Inc.:
6.8% 6/15/37	780,000	452,400
9.875% 3/1/25 (a)	4,170,000	2,741,775
Whiting Petroleum Corp.:
5.75% 3/15/21	855,000	844,313
6.25% 4/1/23	235,000	230,911
6.625% 1/15/26	620,000	596,750
WPX Energy, Inc. 6% 1/15/22	61,000	61,229
		103,735,025
Entertainment/Film - 1.6%
AMC Entertainment Holdings, Inc.:
5.875% 11/15/26	5,930,000	5,277,700
6.125% 5/15/27	4,917,000	4,351,545
AMC Entertainment, Inc. 5.75% 6/15/25	1,495,000	1,352,975
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.625% 2/15/24	400,000	400,000
5.875% 3/15/25	1,180,000	1,182,950
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(c)	1,340,723	777,619
		13,342,789
Environmental - 1.2%
Covanta Holding Corp.:
5.875% 3/1/24	1,282,000	1,235,528
5.875% 7/1/25	2,865,000	2,696,681
6% 1/1/27	1,615,000	1,501,950
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	2,940,000	2,719,500
Tervita Escrow Corp. 7.625% 12/1/21 (a)	1,755,000	1,719,900
Waste Pro U.S.A., Inc. 5.5% 2/15/26 (a)	315,000	289,800
		10,163,359
Food & Drug Retail - 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 6.625% 6/15/24	1,255,000	1,209,506
Performance Food Group, Inc. 5.5% 6/1/24 (a)	500,000	486,875
Rite Aid Corp. 7.7% 2/15/27	229,000	163,163
		1,859,544
Food/Beverage/Tobacco - 2.4%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	2,455,000	2,381,350
Cott Holdings, Inc. 5.5% 4/1/25 (a)	1,555,000	1,500,575
ESAL GmbH 6.25% 2/5/23 (a)	2,460,000	2,416,950
JBS Investments GmbH 7.25% 4/3/24 (a)	2,255,000	2,263,118
JBS Investments II GmbH 7% 1/15/26 (a)	845,000	823,875
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	1,845,000	1,785,038
6.75% 2/15/28 (a)	3,000,000	2,910,000
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	1,055,000	1,018,075
4.875% 11/1/26 (a)	320,000	311,680
Pilgrim's Pride Corp. 5.75% 3/15/25 (a)	270,000	262,575
Post Holdings, Inc.:
5% 8/15/26 (a)	1,300,000	1,192,750
5.5% 3/1/25 (a)	765,000	729,619
5.625% 1/15/28 (a)	1,070,000	992,425
5.75% 3/1/27 (a)	1,045,000	979,688
U.S. Foods, Inc. 5.875% 6/15/24 (a)	770,000	764,225
Vector Group Ltd. 6.125% 2/1/25 (a)	710,000	635,450
		20,967,393
Gaming - 2.4%
Boyd Gaming Corp.:
6% 8/15/26	680,000	657,900
6.375% 4/1/26	395,000	392,531
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	3,740,000	3,431,450
Delta Merger Sub, Inc. 6% 9/15/26 (a)	410,000	396,675
Downstream Development Authority 10.5% 2/15/23 (a)	1,075,000	1,085,750
Eldorado Resorts, Inc. 6% 4/1/25	1,055,000	1,028,625
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	190,000	189,728
MCE Finance Ltd. 4.875% 6/6/25 (a)	1,390,000	1,234,655
MGM Mirage, Inc.:
5.75% 6/15/25	1,610,000	1,558,963
7.75% 3/15/22	660,000	709,500
8.625% 2/1/19	894,000	899,310
Scientific Games Corp. 5% 10/15/25 (a)	1,910,000	1,788,047
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (a)	445,000	446,949
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (a)	2,635,000	2,463,725
Transocean, Inc. 7.25% 11/1/25 (a)	1,890,000	1,748,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	2,365,000	2,160,309
Wynn Macau Ltd. 4.875% 10/1/24 (a)	525,000	476,438
		20,668,805
Healthcare - 8.0%
Catalent Pharma Solutions 4.875% 1/15/26(a)	300,000	284,250
Centene Escrow Corp. 5.375% 6/1/26 (a)	1,060,000	1,066,625
Community Health Systems, Inc.:
5.125% 8/1/21	2,215,000	2,097,328
6.25% 3/31/23	4,355,000	4,039,263
8.625% 1/15/24 (a)	1,070,000	1,087,388
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,415,000	1,369,013
DaVita HealthCare Partners, Inc.:
5% 5/1/25	2,440,000	2,293,600
5.125% 7/15/24	4,205,000	4,042,056
Encompass Health Corp.:
5.75% 11/1/24	1,000,000	1,001,250
5.75% 9/15/25	695,000	688,919
HCA Holdings, Inc.:
5.25% 6/15/26	645,000	649,031
5.375% 9/1/26	3,140,000	3,085,364
5.875% 3/15/22	620,000	644,335
5.875% 5/1/23	1,150,000	1,190,250
6.25% 2/15/21	1,045,000	1,078,963
HLF Financing SARL LLC / Herbalife International, Inc. 7.25% 8/15/26 (a)	285,000	287,138
Hologic, Inc. 4.375% 10/15/25 (a)	895,000	850,250
IMS Health, Inc. 5% 10/15/26 (a)	680,000	654,500
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	75,000	71,250
5.5% 5/1/24	575,000	577,875
6.375% 3/1/24	735,000	760,725
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (a)(c)	1,070,000	1,064,650
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	3,010,000	3,006,238
5.5% 2/1/21	1,595,000	1,614,938
SP Finco LLC 6.75% 7/1/25 (a)	250,000	231,563
Teleflex, Inc. 4.875% 6/1/26	1,740,000	1,685,120
Tenet Healthcare Corp.:
4.375% 10/1/21	3,120,000	3,065,400
5.125% 5/1/25	6,650,000	6,305,031
6.75% 6/15/23	4,450,000	4,394,375
Teva Pharmaceutical Finance Netherlands III BV 6% 4/15/24	1,900,000	1,892,105
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (a)	2,385,000	2,343,263
5.625% 12/1/21 (a)	590,000	589,263
5.875% 5/15/23 (a)	5,280,000	5,128,200
6.125% 4/15/25 (a)	3,850,000	3,613,995
8.5% 1/31/27 (a)	885,000	915,975
9% 12/15/25 (a)	1,775,000	1,872,625
9.25% 4/1/26 (a)	2,145,000	2,283,760
Wellcare Health Plans, Inc.:
5.25% 4/1/25	560,000	555,100
5.375% 8/15/26 (a)	570,000	565,828
		68,946,802
Homebuilders/Real Estate - 1.9%
AV Homes, Inc. 6.625% 5/15/22	785,000	789,906
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (a)	270,000	260,888
Howard Hughes Corp. 5.375% 3/15/25 (a)	1,175,000	1,113,313
Kennedy-Wilson, Inc. 5.875% 4/1/24	775,000	735,196
Lennar Corp.:
4.75% 11/29/27	1,605,000	1,476,600
5% 6/15/27	780,000	725,400
5.25% 6/1/26	1,791,000	1,714,883
5.875% 11/15/24	520,000	521,300
M/I Homes, Inc. 5.625% 8/1/25	480,000	441,600
Mattamy Group Corp.:
6.5% 10/1/25 (a)	800,000	751,000
6.875% 12/15/23 (a)	345,000	331,200
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 12/1/21 (a)	615,000	598,856
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (a)	530,000	474,350
Starwood Property Trust, Inc.:
4.75% 3/15/25	1,930,000	1,799,725
5% 12/15/21	865,000	863,811
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (a)	2,265,000	2,174,400
William Lyon Homes, Inc.:
6% 9/1/23	540,000	495,450
7% 8/15/22	1,030,000	1,032,884
		16,300,762
Hotels - 1.3%
ESH Hospitality, Inc. 5.25% 5/1/25 (a)	4,760,000	4,551,750
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26 (a)	5,340,000	5,233,200
Hilton Escrow Issuer LLC 4.25% 9/1/24	1,545,000	1,473,389
		11,258,339
Insurance - 0.4%
Acrisure LLC / Acrisure Finance, Inc. 7% 11/15/25 (a)	2,860,000	2,488,200
AmWINS Group, Inc. 7.75% 7/1/26 (a)	535,000	532,325
		3,020,525
Leisure - 1.3%
Mattel, Inc.:
2.35% 8/15/21	1,600,000	1,436,000
3.15% 3/15/23	535,000	454,750
6.75% 12/31/25 (a)	5,330,000	5,023,525
Rivers Pittsburgh Borrower LP 6.125% 8/15/21 (a)	438,000	430,335
Six Flags Entertainment Corp. 4.875% 7/31/24 (a)	1,575,000	1,508,063
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	615,000	613,463
7.25% 11/30/21 (a)	1,295,000	1,318,958
Voc Escrow Ltd. 5% 2/15/28 (a)	535,000	494,875
		11,279,969
Metals/Mining - 2.7%
Alcoa Nederland Holding BV 6.125% 5/15/28 (a)	260,000	253,500
Constellium NV 5.875% 2/15/26 (a)	590,000	535,425
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	4,965,000	4,362,994
6.875% 3/1/26 (a)	3,670,000	3,147,025
7.25% 5/15/22 (a)	245,000	236,731
7.25% 4/1/23 (a)	2,705,000	2,505,506
7.5% 4/1/25 (a)	2,210,000	1,989,000
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	625,000	600,000
5.125% 5/15/24 (a)	770,000	717,063
Freeport-McMoRan, Inc.:
3.55% 3/1/22	2,080,000	1,978,600
3.875% 3/15/23	2,335,000	2,174,469
6.875% 2/15/23	770,000	801,763
Novelis Corp. 5.875% 9/30/26 (a)	775,000	722,688
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	2,665,000	2,491,775
Teck Resources Ltd. 8.5% 6/1/24 (a)	715,000	774,881
		23,291,420
Paper - 0.0%
NewPage Corp. 11.375% 12/31/2014 (b)(e)	4,077,567	0
Publishing/Printing - 0.0%
Clear Channel International BV 8.75% 12/15/20 (a)	240,000	245,400
Restaurants - 0.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	2,367,000	2,239,774
5% 10/15/25 (a)	535,000	504,238
Golden Nugget, Inc. 6.75% 10/15/24 (a)	1,605,000	1,572,900
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	2,870,000	2,830,538
		7,147,450
Services - 1.6%
American Midstream Partners LP 9.5% 12/15/21 (a)	535,000	516,275
APX Group, Inc. 7.625% 9/1/23	1,130,000	918,125
Aramark Services, Inc.:
4.75% 6/1/26	1,840,000	1,752,600
5% 4/1/25 (a)	1,235,000	1,229,097
5.125% 1/15/24	530,000	532,650
Avantor, Inc. 6% 10/1/24 (a)	1,910,000	1,893,288
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	535,000	472,138
CDK Global, Inc. 5.875% 6/15/26	325,000	323,375
Corrections Corp. of America 5% 10/15/22	1,107,000	1,055,109
H&E Equipment Services, Inc. 5.625% 9/1/25	1,070,000	997,775
IHS Markit Ltd.:
4% 3/1/26 (a)	400,000	375,220
4.75% 2/15/25 (a)	955,000	948,363
5% 11/1/22 (a)	200,000	203,620
KAR Auction Services, Inc. 5.125% 6/1/25 (a)	810,000	757,350
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (a)	285,000	279,656
The GEO Group, Inc. 6% 4/15/26	345,000	306,188
United Rentals North America, Inc. 5.875% 9/15/26	1,270,000	1,233,488
		13,794,317
Steel - 0.9%
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (a)	715,000	729,300
Cleveland-Cliffs, Inc. 5.75% 3/1/25	4,870,000	4,468,225
Commercial Metals Co. 5.75% 4/15/26 (a)	2,140,000	2,038,350
		7,235,875
Super Retail - 0.6%
Asbury Automotive Group, Inc. 6% 12/15/24	2,565,000	2,504,081
Netflix, Inc. 4.375% 11/15/26	1,490,000	1,366,628
Sonic Automotive, Inc. 6.125% 3/15/27	1,680,000	1,491,000
		5,361,709
Technology - 1.8%
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	495,000	495,000
Fair Isaac Corp. 5.25% 5/15/26 (a)	455,000	448,744
First Data Corp. 5% 1/15/24 (a)	1,210,000	1,193,302
Itron, Inc. 5% 1/15/26 (a)	745,000	693,319
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (a)	625,000	625,000
Nuance Communications, Inc. 5.625% 12/15/26	1,885,000	1,810,166
Open Text Corp. 5.875% 6/1/26 (a)	770,000	775,775
Qorvo, Inc. 5.5% 7/15/26 (a)	1,565,000	1,518,050
Sabre GLBL, Inc. 5.25% 11/15/23 (a)	705,000	699,713
Symantec Corp.:
4.2% 9/15/20	655,000	657,031
5% 4/15/25 (a)	3,170,000	3,068,846
TTM Technologies, Inc. 5.625% 10/1/25 (a)	305,000	291,275
Uber Technologies, Inc. 8% 11/1/26 (a)	2,835,000	2,778,300
VeriSign, Inc. 4.625% 5/1/23	695,000	695,000
		15,749,521
Telecommunications - 7.3%
Altice Financing SA:
6.625% 2/15/23 (a)	2,965,000	2,927,938
7.5% 5/15/26 (a)	2,865,000	2,693,100
Altice Finco SA:
7.625% 2/15/25 (a)	3,335,000	2,851,425
8.125% 1/15/24 (a)	620,000	592,875
C&W Senior Financing Designated Activity Co. 7.5% 10/15/26 (a)	755,000	729,994
Cogent Communications Group, Inc. 5.375% 3/1/22 (a)	785,000	785,981
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24	610,000	605,425
5.375% 3/15/27	290,000	284,200
Frontier Communications Corp.:
8.5% 4/1/26 (a)	1,990,000	1,806,064
11% 9/15/25	3,720,000	2,622,600
GCI, Inc. 6.875% 4/15/25	1,835,000	1,830,413
Inmarsat Finance PLC 4.875% 5/15/22 (a)	395,000	380,188
Intelsat Jackson Holdings SA:
5.5% 8/1/23	1,255,000	1,107,538
8% 2/15/24 (a)	1,085,000	1,135,236
8.5% 10/15/24 (a)	1,980,000	1,960,398
Level 3 Financing, Inc.:
5.125% 5/1/23	1,540,000	1,522,675
5.375% 1/15/24	925,000	907,878
5.375% 5/1/25	335,000	326,206
5.625% 2/1/23	830,000	829,585
Neptune Finco Corp.:
6.625% 10/15/25 (a)	3,340,000	3,473,199
10.875% 10/15/25 (a)	369,000	425,273
Sable International Finance Ltd. 6.875% 8/1/22 (a)	1,054,000	1,083,512
SFR Group SA:
6.25% 5/15/24 (a)	695,000	672,413
7.375% 5/1/26 (a)	1,440,000	1,382,400
8.125% 2/1/27 (a)	535,000	524,300
Sprint Capital Corp.:
6.875% 11/15/28	2,950,000	2,850,438
6.9% 5/1/19	8,700,000	8,797,875
8.75% 3/15/32	1,175,000	1,276,344
Sprint Communications, Inc. 6% 11/15/22	1,335,000	1,334,466
Sprint Corp.:
7.125% 6/15/24	3,395,000	3,445,925
7.25% 9/15/21	1,845,000	1,923,413
7.875% 9/15/23	2,105,000	2,210,250
T-Mobile U.S.A., Inc.:
6% 3/1/23	1,150,000	1,175,312
6% 4/15/24	1,840,000	1,879,100
6.5% 1/15/26	630,000	653,625
ViaSat, Inc. 5.625% 9/15/25 (a)	1,070,000	1,008,475
Wind Tre SpA 5% 1/20/26 (a)	1,755,000	1,451,824
Zayo Group LLC/Zayo Capital, Inc. 5.75% 1/15/27 (a)	980,000	935,900
		62,403,763
Textiles/Apparel - 0.0%
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (a)	340,000	321,300
Transportation Ex Air/Rail - 1.3%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (a)	1,025,000	1,021,156
5.5% 1/15/23 (a)	1,100,000	1,102,750
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	3,155,000	2,476,675
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	8,615,000	5,728,975
11.25% 8/15/22 (a)	1,065,000	841,350
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (a)	210,000	191,625
		11,362,531
Utilities - 3.7%
Calpine Corp.:
5.25% 6/1/26 (a)	1,140,000	1,060,200
5.75% 1/15/25	2,250,000	2,070,000
Dynegy, Inc.:
7.375% 11/1/22	300,000	311,250
7.625% 11/1/24	1,852,000	1,967,750
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	660,000	650,298
7% 6/15/23	2,030,000	1,999,550
InterGen NV 7% 6/30/23 (a)	8,230,000	7,468,725
NRG Energy, Inc. 5.75% 1/15/28	5,055,000	4,928,625
NRG Yield Operating LLC 5% 9/15/26	485,000	440,138
Talen Energy Supply LLC:
6.5% 6/1/25	3,380,000	2,454,725
10.5% 1/15/26 (a)	3,805,000	3,300,838
The AES Corp.:
5.125% 9/1/27	535,000	526,975
6% 5/15/26	1,515,000	1,560,450
Vertiv Group Corp. 9.25% 10/15/24 (a)	1,540,000	1,501,500
Vistra Operations Co. LLC 5.5% 9/1/26 (a)	1,215,000	1,195,256
		31,436,280

TOTAL NONCONVERTIBLE BONDS		672,449,900

TOTAL CORPORATE BONDS
(Cost $703,712,815)		679,451,020
	Shares	Value

Common Stocks - 0.6%
Automotive & Auto Parts - 0.1%
Chassix Holdings, Inc. warrants 7/29/20 (e)(f)	3,722	26,873
UC Holdings, Inc. (e)	13,838	301,115

TOTAL AUTOMOTIVE & AUTO PARTS		327,988

Environmental - 0.1%
Tervita Corp. (f)	109,570	695,198
Food & Drug Retail - 0.4%
Southeastern Grocers, Inc. (e)(f)	107,421	3,755,438
TOTAL COMMON STOCKS
(Cost $4,187,197)		4,778,624

Convertible Preferred Stocks - 0.6%
Energy - 0.3%
Chesapeake Energy Corp. Series A, 5.75%	5,300	2,959,726
Telecommunications - 0.1%
Crown Castle International Corp. Series A, 6.875%	480	519,464
Utilities - 0.2%
Vistra Energy Corp. 7.00%	21,400	2,000,534
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $5,802,549)		5,479,724
	Principal Amount	Value

Bank Loan Obligations - 7.9%
Broadcasting - 0.1%
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.0651% 11/18/24 (c)(d)	550,000	545,738
NEP/NCP Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4743% 10/19/25 (c)(d)	50,000	49,604

TOTAL BROADCASTING		595,342

Cable/Satellite TV - 1.0%
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8065% 1/25/26 (c)(d)	830,825	817,623
Numericable LLC Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 6.3065% 8/14/26 (c)(d)	1,100,000	1,046,375
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5525% 8/19/23 (c)(d)	6,920,263	6,553,489

TOTAL CABLE/SATELLITE TV		8,417,487

Capital Goods - 0.0%
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.875% 5/9/25 (c)(d)	66,627	65,294
Energy - 0.7%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.1434% 11/3/25 (c)(d)	445,000	432,763
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.7243% 12/31/21 (c)(d)	825,000	877,940
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.0651% 12/31/22 (c)(d)	1,280,000	1,287,462
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.896% 7/29/21 (c)(d)	2,542,525	2,520,278
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8184% 5/7/25 (c)(d)	543,638	535,483
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.25% 11/14/25 (c)(d)	165,000	164,588

TOTAL ENERGY		5,818,514

Environmental - 0.1%
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3167% 8/1/24 (c)(d)	697,950	689,226
Food & Drug Retail - 0.8%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.4677% 5/31/24 (c)(d)	5,486,250	5,368,296
Lannett Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.677% 11/25/22 (c)(d)	1,986,487	1,602,102

TOTAL FOOD & DRUG RETAIL		6,970,398

Gaming - 0.5%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.0946% 12/22/24 (c)(d)	2,115,511	2,076,226
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.552% 4/18/24 (c)(d)	1,760,213	1,727,209
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2299% 10/4/23 (c)(d)	560,831	551,437

TOTAL GAMING		4,354,872

Healthcare - 0.8%
Community Health Systems, Inc. Tranche H, term loan 3 month U.S. LIBOR + 3.250% 5.5626% 1/27/21 (c)(d)	633,537	617,787
HLF Financing SARL LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.552% 8/18/25 (c)(d)	185,000	184,306
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.129% 11/16/25 (c)(d)	2,305,000	2,263,948
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.6361% 12/31/22 (c)(d)	380,114	374,127
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 4.9719% 11/27/25 (c)(d)	1,990,000	1,958,160
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3136% 6/1/25 (c)(d)	1,228,500	1,214,851

TOTAL HEALTHCARE		6,613,179

Insurance - 0.5%
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.088% 1/25/24 (c)(d)	438,883	434,494
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4895% 4/25/25 (c)(d)	4,354,088	4,272,448

TOTAL INSURANCE		4,706,942

Paper - 0.1%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.8861% 3/14/22 (c)(d)	1,245,124	1,241,750
Restaurants - 0.1%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5946% 2/17/24 (c)(d)	823,772	806,679
Services - 0.8%
Almonde, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8861% 6/13/24 (c)(d)	3,325,457	3,212,025
IRI Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 11/7/25 (c)(d)(g)	2,820,000	2,784,750
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.0266% 4/26/24 (c)(d)	642,231	639,823

TOTAL SERVICES		6,636,598

Steel - 0.1%
Big River Steel LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.3861% 8/23/23 (c)(d)	1,410,750	1,403,696
Super Retail - 0.5%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.3446% 9/25/24 (c)(d)	4,320,000	4,263,322
Technology - 0.5%
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6484% 10/2/25 (c)(d)	1,095,000	1,079,944
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.552% 4/30/25 (c)(d)	1,640,000	1,634,883
First Data Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.3151% 4/26/24 (c)(d)	507,612	497,780
Kronos, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5406% 11/1/23 (c)(d)	634,345	624,265
SS&C Technologies, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 4.5946% 4/16/25 (c)(d)	230,000	223,746

TOTAL TECHNOLOGY		4,060,618

Telecommunications - 1.1%
Frontier Communications Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.750% 5.06% 3/31/21 (c)(d)	4,338,028	4,142,817
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.06% 6/15/24 (c)(d)	277,342	263,822
Intelsat Jackson Holdings SA:
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.8219% 1/2/24 (c)(d)	300,000	305,250
Tranche B-5, term loan 6.625% 1/2/24	300,000	300,450
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3446% 2/1/24 (c)(d)	3,686,257	3,613,380
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.875% 2/3/24 (c)(d)	605,775	597,294

TOTAL TELECOMMUNICATIONS		9,223,013

Transportation Ex Air/Rail - 0.0%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.3% 6/22/22 (c)(d)	544,619	534,407
Utilities - 0.2%
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3126% 11/30/23 (c)(d)	1,207,543	1,168,298
Vistra Operations Co. LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 4.5946% 12/14/23 (c)(d)	353,700	349,502

TOTAL UTILITIES		1,517,800

TOTAL BANK LOAN OBLIGATIONS
(Cost $69,010,828)		67,919,137

Preferred Securities - 2.5%
Banks & Thrifts - 2.3%
Bank of America Corp. 5.875% (c)(h)	11,210,000	10,845,636
Barclays Bank PLC 7.625% 11/21/22	1,710,000	1,796,964
Citigroup, Inc. 6.3% (c)(h)	6,510,000	6,332,827
Credit Agricole SA 6.625% (a)(c)(h)	450,000	452,264

TOTAL BANKS & THRIFTS		19,427,691

Energy - 0.2%
DCP Midstream Partners LP 7.375% (c)(h)	545,000	520,641
Summit Midstream Partners LP 9.5% (c)(h)	1,065,000	1,069,117

TOTAL ENERGY		1,589,758

TOTAL PREFERRED SECURITIES
(Cost $21,753,826)		21,017,449
	Shares	Value

Money Market Funds - 9.6%
Fidelity Cash Central Fund, 2.27% (i)
(Cost $82,953,518)	82,944,907	82,961,496
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $887,420,733)		861,607,450
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(457,126)
NET ASSETS - 100%		$861,150,324

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $376,674,374 or 43.7% of net assets.

 (b) Non-income producing - Security is in default.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Level 3 security

 (f) Non-income producing

 (g) The coupon rate will be determined upon settlement of the loan after period end.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$358,947
Total	$358,947

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$327,988	$--	$--	$327,988
Consumer Staples	3,755,438	--	--	3,755,438
Energy	2,959,726	--	2,959,726	--
Industrials	695,198	695,198	--	--
Real Estate	519,464	--	519,464	--
Utilities	2,000,534	--	2,000,534	--
Corporate Bonds	679,451,020	--	679,451,020	--
Bank Loan Obligations	67,919,137	--	67,919,137	--
Preferred Securities	21,017,449	--	21,017,449	--
Money Market Funds	82,961,496	82,961,496	--	--
Total Investments in Securities:	$861,607,450	$83,656,694	$773,867,330	$4,083,426

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 28, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 28, 2019